Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SY1-NPRT3-0625
1.9878815.108
Common Stocks - 99.8%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	38,728	9,333,060
UNITED STATES - 99.6%
Communication Services - 8.5%
Diversified Telecommunication Services - 1.7%
AT&T Inc	2,512,277	69,590,073
Entertainment - 2.9%
Liberty Media Corp-Liberty Formula One Class C (b)	33,117	2,936,484
Live Nation Entertainment Inc (b)	43,149	5,715,085
Netflix Inc (b)	88,955	100,672,154
ROBLOX Corp Class A (b)	43,980	2,948,859
Take-Two Interactive Software Inc (b)	20,297	4,735,696
		117,008,278
Interactive Media & Services - 2.4%
Alphabet Inc Class A	113,942	18,093,990
Alphabet Inc Class C	96,617	15,544,709
Meta Platforms Inc Class A	111,281	61,093,269
Reddit Inc Class A (b)	18,296	2,132,764
		96,864,732
Media - 0.1%
Fox Corp Class A	101,061	5,031,827
Fox Corp Class B	69,980	3,235,875
		8,267,702
Wireless Telecommunication Services - 1.4%
T-Mobile US Inc	230,177	56,842,210
TOTAL COMMUNICATION SERVICES		348,572,995

Consumer Discretionary - 6.4%
Automobiles - 2.0%
General Motors Co	93,561	4,232,699
Tesla Inc (b)	274,866	77,556,191
		81,788,890
Broadline Retail - 0.9%
Amazon.com Inc (b)	171,601	31,646,656
eBay Inc	56,287	3,836,522
		35,483,178
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings Inc	7,089	36,148,796
Carnival Corp (b)	44,923	823,887
Darden Restaurants Inc	16,539	3,318,385
DoorDash Inc Class A (b)	83,729	16,150,487
Expedia Group Inc Class A	5,546	870,334
Hilton Worldwide Holdings Inc	35,249	7,947,945
Royal Caribbean Cruises Ltd	89,450	19,223,700
		84,483,534
Household Durables - 0.3%
DR Horton Inc	12,547	1,585,188
Garmin Ltd	58,300	10,894,521
NVR Inc (b)	314	2,237,486
PulteGroup Inc	9,551	979,741
		15,696,936
Specialty Retail - 1.1%
AutoZone Inc (b)	783	2,946,116
Burlington Stores Inc (b)	3,478	782,689
Carvana Co Class A (b)	58,367	14,261,976
Dick's Sporting Goods Inc	1,897	356,143
O'Reilly Automotive Inc (b)	3,103	4,391,366
TJX Cos Inc/The	135,349	17,416,709
Williams-Sonoma Inc	19,525	3,016,027
		43,171,026
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp (b)	10,029	1,111,514
TOTAL CONSUMER DISCRETIONARY		261,735,078

Consumer Staples - 11.5%
Beverages - 0.2%
Coca-Cola Co/The	120,609	8,750,183
Consumer Staples Distribution & Retail - 7.9%
Costco Wholesale Corp	121,622	120,953,079
Kroger Co/The	63,691	4,599,127
Walmart Inc	2,038,886	198,281,664
		323,833,870
Food Products - 0.2%
Kellanova	105,440	8,727,269
Tobacco - 3.2%
Altria Group Inc	476,586	28,190,062
Philip Morris International Inc	593,087	101,631,388
		129,821,450
TOTAL CONSUMER STAPLES		471,132,772

Energy - 2.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	132,577	4,693,226
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy Inc	24,731	5,715,581
EQT Corp	56,529	2,794,794
Expand Energy Corp	11,137	1,157,134
Kinder Morgan Inc	821,277	21,599,585
ONEOK Inc	109,299	8,980,006
Targa Resources Corp	105,501	18,030,121
Texas Pacific Land Corp	9,839	12,681,192
Williams Cos Inc/The	485,451	28,432,865
		99,391,278
TOTAL ENERGY		104,084,504

Financials - 24.0%
Banks - 7.2%
Bank of America Corp	264,024	10,529,277
Citigroup Inc	172,457	11,792,610
Citizens Financial Group Inc	104,308	3,847,922
Fifth Third Bancorp	65,282	2,346,235
First Citizens BancShares Inc/NC Class A	409	727,668
JPMorgan Chase & Co	817,799	200,049,991
M&T Bank Corp	19,506	3,311,339
PNC Financial Services Group Inc/The	58,800	9,448,572
Regions Financial Corp	44,514	908,531
Truist Financial Corp	49,057	1,880,845
Wells Fargo & Co	665,883	47,284,352
		292,127,342
Capital Markets - 6.0%
Ameriprise Financial Inc	19,407	9,141,085
Ares Management Corp Class A	28,885	4,405,829
Bank of New York Mellon Corp/The	284,956	22,913,313
Blackrock Inc	8,392	7,672,470
Blackstone Inc	80,238	10,568,147
Cboe Global Markets Inc	4,545	1,008,081
CME Group Inc Class A	20,648	5,721,148
Goldman Sachs Group Inc/The	101,228	55,427,392
Interactive Brokers Group Inc Class A	25,538	4,388,705
Intercontinental Exchange Inc	54,218	9,106,997
KKR & Co Inc Class A	202,317	23,118,765
LPL Financial Holdings Inc	13,265	4,242,014
Moody's Corp	18,315	8,298,893
Morgan Stanley	330,951	38,198,365
Nasdaq Inc	129,602	9,876,968
Northern Trust Corp	8,043	755,881
Raymond James Financial Inc	39,575	5,423,358
Robinhood Markets Inc Class A (b)	285,168	14,004,600
S&P Global Inc	8,967	4,483,948
SEI Investments Co	17,091	1,338,054
State Street Corp	14,754	1,299,827
Tradeweb Markets Inc Class A	12,778	1,767,197
		243,161,037
Consumer Finance - 1.7%
American Express Co	163,398	43,530,861
Capital One Financial Corp	54,841	9,885,639
Discover Financial Services	71,290	13,022,544
Synchrony Financial	97,590	5,069,800
		71,508,844
Financial Services - 5.6%
Apollo Global Management Inc	99,569	13,589,177
Berkshire Hathaway Inc Class B (b)	110,625	58,990,781
Corebridge Financial Inc	40,019	1,185,763
Corpay Inc (b)	3,432	1,116,670
Equitable Holdings Inc	93,857	4,641,229
Fidelity National Information Services Inc	32,866	2,592,470
Fiserv Inc (b)	259,563	47,907,543
PayPal Holdings Inc (b)	51,781	3,409,261
Toast Inc Class A (b)	88,429	3,146,304
Visa Inc Class A	271,306	93,736,223
		230,315,421
Insurance - 3.5%
AFLAC Inc	127,139	13,817,467
Allstate Corp/The	34,502	6,844,852
American International Group Inc	25,830	2,105,662
Aon PLC	26,451	9,384,550
Arthur J Gallagher & Co	47,173	15,127,909
Assurant Inc	5,030	969,482
Brown & Brown Inc	65,666	7,262,660
Chubb Ltd	12,959	3,707,311
Cincinnati Financial Corp	17,231	2,398,728
Erie Indemnity Co Class A	2,106	755,254
Fidelity National Financial Inc/US	10,144	649,722
Hartford Insurance Group Inc/The	53,609	6,576,216
Loews Corp	8,816	765,493
Markel Group Inc (b)	1,199	2,180,501
Marsh & McLennan Cos Inc	20,187	4,551,563
Progressive Corp/The	177,830	50,101,824
The Travelers Companies, Inc.	42,384	11,194,886
W R Berkley Corp	16,630	1,192,205
Willis Towers Watson PLC	13,964	4,298,119
		143,884,404
TOTAL FINANCIALS		980,997,048

Health Care - 5.9%
Biotechnology - 1.8%
AbbVie Inc	106,926	20,861,263
Alnylam Pharmaceuticals Inc (b)	18,651	4,909,689
Gilead Sciences Inc	367,236	39,125,323
Incyte Corp (b)	10,112	633,618
Natera Inc (b)	13,786	2,080,721
United Therapeutics Corp (b)	9,985	3,026,354
Vertex Pharmaceuticals Inc (b)	7,948	4,049,506
		74,686,474
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	74,950	9,799,713
Boston Scientific Corp (b)	598,410	61,558,437
Insulet Corp (b)	6,438	1,624,243
Intuitive Surgical Inc (b)	101,533	52,370,721
ResMed Inc	17,146	4,056,572
Solventum Corp (b)	20,834	1,377,544
		130,787,230
Health Care Providers & Services - 0.5%
Cardinal Health Inc	12,910	1,824,054
Cencora Inc	8,648	2,531,010
DaVita Inc (b)	3,585	507,457
HCA Healthcare Inc	8,257	2,849,326
McKesson Corp	12,432	8,861,405
Quest Diagnostics Inc	14,272	2,543,556
Universal Health Services Inc Class B	2,548	451,174
		19,567,982
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co	292,761	14,696,602
TOTAL HEALTH CARE		239,738,288

Industrials - 9.8%
Aerospace & Defense - 4.1%
Axon Enterprise Inc (b)	33,301	20,423,503
GE Aerospace	313,186	63,119,507
HEICO Corp	8,512	2,134,469
HEICO Corp Class A	14,518	2,917,102
Howmet Aerospace Inc	205,306	28,451,305
RTX Corp	356,901	45,015,923
TransDigm Group Inc	4,337	6,128,485
		168,190,294
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	10,219	911,739
Building Products - 0.8%
Carlisle Cos Inc	3,548	1,346,395
Carrier Global Corp	62,500	3,908,750
Johnson Controls International plc	76,788	6,442,513
Lennox International Inc	4,695	2,566,991
Trane Technologies PLC	45,649	17,497,719
		31,762,368
Commercial Services & Supplies - 0.6%
Cintas Corp	69,500	14,711,760
Republic Services Inc	31,343	7,859,257
Waste Connections Inc (United States)	11,330	2,239,148
		24,810,165
Construction & Engineering - 0.4%
AECOM	6,005	592,393
EMCOR Group Inc	13,778	5,520,845
Quanta Services Inc	29,670	8,684,112
		14,797,350
Electrical Equipment - 1.5%
GE Vernova Inc	156,318	57,965,841
Vertiv Holdings Co Class A	51,725	4,416,280
		62,382,121
Industrial Conglomerates - 0.6%
3M Co	184,823	25,673,763
Machinery - 1.0%
Cummins Inc	28,985	8,516,952
Dover Corp	4,684	799,325
Parker-Hannifin Corp	31,272	18,921,436
Pentair PLC	28,268	2,564,756
Snap-on Inc	5,321	1,669,783
Westinghouse Air Brake Technologies Corp	50,774	9,379,989
		41,852,241
Passenger Airlines - 0.1%
Delta Air Lines Inc	24,892	1,036,254
United Airlines Holdings Inc (b)	18,464	1,270,692
		2,306,946
Professional Services - 0.5%
Automatic Data Processing Inc	38,819	11,668,992
Leidos Holdings Inc	14,978	2,204,462
Paychex Inc	15,478	2,277,123
SS&C Technologies Holdings Inc	20,759	1,569,380
TransUnion	22,709	1,883,939
Verisk Analytics Inc	6,352	1,882,923
		21,486,819
Trading Companies & Distributors - 0.2%
United Rentals Inc	6,445	4,069,696
WW Grainger Inc	2,166	2,218,655
		6,288,351
TOTAL INDUSTRIALS		400,462,157

Information Technology - 24.8%
Communications Equipment - 1.6%
Arista Networks Inc	219,948	18,095,122
Cisco Systems Inc	398,867	23,026,592
F5 Inc (b)	23,427	6,202,063
Motorola Solutions Inc	45,386	19,987,541
		67,311,318
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	224,317	17,261,193
Corning Inc	268,185	11,902,050
Jabil Inc	4,444	651,313
Trimble Inc (b)	10,347	642,962
		30,457,518
IT Services - 2.3%
Cloudflare Inc Class A (b)	26,041	3,145,232
GoDaddy Inc Class A (b)	57,284	10,788,296
IBM Corporation	297,849	72,025,845
Twilio Inc Class A (b)	43,272	4,184,835
VeriSign Inc (b)	9,657	2,724,433
		92,868,641
Semiconductors & Semiconductor Equipment - 8.3%
Broadcom Inc	971,705	187,024,062
Marvell Technology Inc	94,974	5,543,632
NVIDIA Corp	1,317,951	143,551,223
		336,118,917
Software - 8.7%
AppLovin Corp Class A (b)	125,924	33,912,592
Atlassian Corp Class A (b)	7,403	1,690,179
Crowdstrike Holdings Inc Class A (b)	10,786	4,625,792
Docusign Inc (b)	28,121	2,298,892
Fair Isaac Corp (b)	8,355	16,623,776
Fortinet Inc (b)	176,041	18,266,014
Gen Digital Inc	80,257	2,076,249
MicroStrategy Inc Class A (b)(c)	107,407	40,826,475
Oracle Corp	458,601	64,534,333
Palantir Technologies Inc Class A (b)	1,174,047	139,054,127
Samsara Inc Class A (b)	27,068	1,073,516
Servicenow Inc (b)	21,456	20,490,695
Tyler Technologies Inc (b)	8,943	4,858,732
		350,331,372
Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc	614,762	130,636,925
HP Inc	41,202	1,053,535
		131,690,460
TOTAL INFORMATION TECHNOLOGY		1,008,778,226

Materials - 0.4%
Chemicals - 0.1%
Air Products and Chemicals Inc	8,658	2,347,097
Construction Materials - 0.1%
CRH PLC	34,268	3,269,853
Containers & Packaging - 0.2%
Amcor PLC (c)	68,747	632,472
International Paper Co	128,240	5,858,004
Packaging Corp of America	16,148	2,997,230
		9,487,706
Metals & Mining - 0.0%
Newmont Corp	32,081	1,690,027
TOTAL MATERIALS		16,794,683

Real Estate - 1.8%
Health Care REITs - 1.0%
Healthpeak Properties Inc	32,329	576,749
Ventas Inc	91,046	6,380,504
Welltower Inc	228,430	34,856,134
		41,813,387
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	112,862	13,789,480
Zillow Group Inc Class C (b)	17,565	1,182,651
		14,972,131
Residential REITs - 0.2%
AvalonBay Communities Inc	12,204	2,562,597
Camden Property Trust	12,217	1,390,295
Equity Residential	12,455	875,088
Essex Property Trust Inc	7,162	1,999,272
Mid-America Apartment Communities Inc	9,088	1,450,899
UDR Inc	20,814	871,690
		9,149,841
Specialized REITs - 0.2%
Extra Space Storage Inc	10,443	1,530,107
Iron Mountain Inc	68,128	6,109,038
		7,639,145
TOTAL REAL ESTATE		73,574,504

Utilities - 3.9%
Electric Utilities - 2.4%
Alliant Energy Corp	52,840	3,225,354
American Electric Power Co Inc	22,305	2,416,524
Constellation Energy Corp	115,601	25,829,887
Duke Energy Corp	91,340	11,145,307
Entergy Corp	215,381	17,913,238
Evergy Inc	39,347	2,718,878
Exelon Corp	44,337	2,079,405
NRG Energy Inc	68,091	7,461,412
PPL Corp	184,802	6,745,273
Southern Co/The	144,186	13,249,252
Xcel Energy Inc	52,957	3,744,060
		96,528,590
Gas Utilities - 0.1%
Atmos Energy Corp	23,562	3,784,764
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	184,599	23,929,568
Multi-Utilities - 0.8%
Ameren Corp	55,756	5,533,225
CenterPoint Energy Inc	70,032	2,715,841
CMS Energy Corp	12,037	886,525
Consolidated Edison Inc	13,397	1,510,512
DTE Energy Co	8,521	1,167,377
NiSource Inc	165,282	6,464,179
Public Service Enterprise Group Inc	103,416	8,266,041
WEC Energy Group Inc	57,316	6,277,248
		32,820,948
Water Utilities - 0.0%
American Water Works Co Inc	6,127	900,730
TOTAL UTILITIES		157,964,600

TOTAL UNITED STATES		4,063,834,855
TOTAL COMMON STOCKS (Cost $3,949,029,006)		4,073,167,915

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $353,838)	4.25	355,000	353,835

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	6,393,354	6,394,633
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	21,214,404	21,216,525
TOTAL MONEY MARKET FUNDS (Cost $27,611,158)			27,611,158

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,976,994,002)	4,101,132,908
NET OTHER ASSETS (LIABILITIES) - (0.5)% (d)	(20,111,975)
NET ASSETS - 100.0%	4,081,020,933

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	30	Jun 2025	8,380,500	320,977	320,977

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $461,899 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $353,835.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	865,005	180,222,947	174,693,319	242,947	-	-	6,394,633	6,393,354	0.0%
Fidelity Securities Lending Cash Central Fund	84,800	165,653,039	144,521,314	5,176	-	-	21,216,525	21,214,404	0.1%
Total	949,805	345,875,986	319,214,633	248,123	-	-	27,611,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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